1933 Act
                                                                     Rule 497(j)
                                                                       VIA EDGAR
                                                                       ---------

                                                                  April 26, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Phoenix Life Variable Universal Life Account
         Phoenix Life Insurance Company
         File No. 333-23171

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectuses and Statements of Additional Information do not differ from that contained in the Registrant's most recent registration statement filed electronically on Form N-6 pursuant to Rule 485(b) on April 22, 2005.

Please direct any questions regarding this filing to the undersigned at 860.403.5788.

                           Very truly yours,

                           /s/ Richard J. Wirth
                           --------------------------------------------
                           Richard J. Wirth, Vice President and
                           Insurance & Investment Products Counsel
                           The Phoenix Companies, Inc.